Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net loss	$ (5,416,317)	$ (464,019)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision for bad debts	4,344	91,831
Regional developer fees recognized upon acquisition of development rights	(254,250)
Net franchise fees recognized upon termination of franchise agreements	(480,250)
Notes receivable issued for payment of transfer fees	(49,850)
Depreciation and amortization	822,489	141,707
Gain on sale of property and equipment	(11,500)
Deferred income taxes	147,800
Bargain purchase gain	(384,214)
Stock based compensation expense	646,077	42,047
Changes in operating assets and liabilities, net of effects from acquisitions:
Restricted cash	36,145	(158,950)
Accounts receivable	94,684	(8,582)
Income taxes receivable	(53,989)	(320,290)
Prepaid expenses and other current assets	224,131	(45,230)
Deferred franchise costs	(18,100)	178,000
Deposits and other assets	(125,594)
Accounts payable and accrued expenses	164,945	450,515
Co-op funds liability	(26,834)	44,971
Payroll liabilities	779,271	188,159
Other liabilities	(35,294)	56,547
Deferred rent	62,549	543,563
Income taxes payable		(419,297)
Deferred revenue	(134,925)	(435,354)
Net cash used in operating activities	(4,008,682)	(114,382)
Cash flows from investing activities:
Cash paid for acquisitions	(4,652,525)
Reacquisition and termination of regional developer rights	(1,075,500)
Purchase of property and equipment	(1,461,125)	(538,323)
Proceeds received on sale of property and equipment	11,500	2,500
Payments received on notes receivable	21,562	19,301
Net cash used in investing activities	(7,156,088)	(516,522)
Cash flows from financing activities:
Deferred offering costs		(511,921)
Repayments on note payable	(110,000)
Net cash used in financing activities	(110,000)	(511,921)
Net decrease in cash	(11,274,770)	(1,142,825)
Cash at beginning of period	20,796,783	3,516,750
Cash at end of period	9,522,013	2,373,925
Supplemental cash flow disclosures:
Cash paid for income taxes		$ 420,250
Cash paid for interest	$ 1,445